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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2005
                                               --------------------

Check here if Amendment [ x ]; Amendment Number:   3
                                                 ---------
This Amendment (Check only one.): [   ]  is a restatement.
                                  [ x ]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/13/2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 155 East Putnam Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James E. Buck II
Title: Managing Member
Phone: (203) 629-7500

Signature, Place, and Date of Signing:

     /s/ James E. Buck II       Greenwich, Connecticut        October 19, 2005
     --------------------       ----------------------        ----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               1
                                                 -------------

Form 13F Information Table Value Total:           $  1,118
                                                 -------------
                                                 (thousands)




List of Other Included Managers:

None


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
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        COLUMN 1        COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
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                                                                                                           VOTING AUTHORITY
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                                                 VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X1000)   AMOUNT       PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PINNACLE SYSTEMS INC  COMMON STOCK    723481107   1118      200000     SH         SOLE                   200000      0      0
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